Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Shares excluded from the computation of diluted earnings per share	19,300,000	16,900,000	8,200,000
Treasury shares [member]
Earnings per share [line items]
Ordinary shares in issue	70,787,730	70,854,553	62,578,938
Ordinary shares [member]
Earnings per share [line items]
Ordinary shares in issue	1,328,167,813	1,332,678,227	1,332,511,552